Net Loss Per Share (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
Change in fair value of November 2016 warrants	$ (55,000)	$ (1,524,000)